Additional Financial Information of Parent Company - Financial Statements Schedule I - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 4,360,918	$ 623,603	¥ 3,822,339	¥ 5,192,127
Amounts due from related parties	596,800	85,341	499,524
Short-term investments	657,563	94,030	1,274,609
Other current assets	201,573	28,827	226,965
Total current assets	6,360,545	909,547	6,474,731
Investments in subsidiaries and VIEs	1,326,131	189,634	1,373,156
Other non-current assets	112,492	16,086	137,291
Total assets	11,740,934	1,678,931	11,778,845
Current liabilities
Contingent liabilities	505,496	72,285	476,107		¥ 530,400	$ 81,300
Other current liabilities	312,240	44,650	404,288
Other non-current liabilities	6,820	975	15,011
Total liabilities	1,757,974	251,387	1,766,105
Shareholder's equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024 and 1,000,000,000 ordinary shares authorized, 335,258,287 shares issued and 333,370,340 shares outstanding as of December 31, 2025	113	16	113
Treasury Stock	(4,102)	(587)	(53,345)
Additional paid-in capital	3,973,997	568,274	3,907,992
Retained earnings	5,815,092	831,547	5,904,540
Accumulated other comprehensive income	41,751	5,970	186,548
Total shareholders' equity	9,826,851	1,405,220	9,945,848
Total liabilities and shareholders' equity	11,740,934	1,678,931	11,778,845
Parent company
Current assets
Cash and cash equivalents	714,485	102,170	531,260
Amounts due from related parties	691	99	871
Short-term investments	139,862	20,000	284,673
Other current assets	8,022	1,147	10,775
Total current assets	863,060	123,416	827,579
Investments in subsidiaries and VIEs	9,377,115	1,340,910	10,370,171
Investments in affiliates	369,520	52,841	330,324
Other non-current assets	734	103	766
Total assets	10,610,429	1,517,270	11,528,840
Current liabilities
Contingent liabilities	243,136	34,768	476,107
Other current liabilities	22,908	3,276	17,499
Total liabilities	783,578	112,050	1,582,992
Shareholder's equity
Ordinary shares (US$0.00005 par value): 1,000,000,000 ordinary shares authorized, 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024 and 1,000,000,000 ordinary shares authorized, 335,258,287 shares issued and 333,370,340 shares outstanding as of December 31, 2025	113	16	113
Treasury Stock	4,102	587	53,345
Additional paid-in capital	3,973,997	568,274	3,907,992
Retained earnings	5,815,092	831,547	5,904,540
Accumulated other comprehensive income	41,751	5,970	186,548
Total shareholders' equity	9,826,851	1,405,220	9,945,848
Total liabilities and shareholders' equity	10,610,429	1,517,270	11,528,840
Parent company | Subsidiaries and VIEs
Current liabilities
Other current liabilities	¥ 517,534	$ 74,006	¥ 1,089,386